Annual Future Minimum Payments Under Operating Leases / Facility Exit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Annual future minimum payments under these operating leases
Remaining three months ended December 31, 2012	$ 3,898	$ 11,079
2013	13,569	10,834
2014	10,476	5,679
2015	5,383	1,921
2016	5,044	1,661
Thereafter	18,392	3,603
Total minimum lease payments	56,762	34,777
Data Centers
Annual future minimum payments under these operating leases
Remaining three months ended December 31, 2012	2,982	8,284
2013	8,174	8,587
2014	5,314	3,270
2015	546	197
Total minimum lease payments	17,016	20,338
Leasehold Improvements
Annual future minimum payments under these operating leases
Remaining three months ended December 31, 2012	916	2,795
2013	5,395	2,247
2014	5,162	2,409
2015	4,837	1,724
2016	5,044	1,661
Thereafter	18,392	3,603
Total minimum lease payments	$ 39,746	$ 14,439